Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

14. Related Party Transactions

Family Relationships

Through August 2025, the Company employed two brothers of its then-serving Chief Executive Officer, Fredi Nisan, Dan and Liron Nusinovich, who were paid approximately $260,000 and $131,000 per year, respectively. There are no family relationships between any of the other directors or executive officers and any other employees or directors or executive officers.

The Company did not pay any commissions to the related parties mentioned above for the nine months ended September 30, 2025 and 2024, respectively.

Fredi Nisan

On September 25, 2025, the Company and Fredi Nisan (“Mr. Nisan”) entered into an Advisory Services Agreement (the “Nisan Consulting Agreement”), effective as of November 1, 2025, and continuing through April 30, 2026. Pursuant to the terms and conditions of the Nisan Consulting Agreement, Mr. Nisan will provide services relating to advising the Company on strategic investor partnerships, investment relationships, exploration of merger and acquisition opportunities, corporate development, and such other revenue-generating advice and consulting as the Company may reasonably request from time to time. In consideration for his consulting services and in recognition of the services, the Company has agreed to pay Mr. Nisan a cash consulting fee equal to $10,000 per month, payable within five business days after the commencement of each calendar month during the term of the Nisan Consulting Agreement. With the prior written consent from the Company, the Company is required to reimburse Mr. Nisan for preapproved out-of-pocket travel expenses incurred by Mr. Nisan on behalf of Company.

Ben Errez

On August 15, 2025, the Company and Mr. Errez entered into an Advisory Services Agreement (the “Errez Consulting Agreement”), effective as of September 1, 2025, and continuing through February 28, 2026. Pursuant to the terms and conditions of the Errez Consulting Agreement, Mr. Errez will provide services relating to advising the Company on strategic investor partnerships, investment relationships, exploration of merger and acquisition opportunities, corporate development, and such other revenue-generating advice and consulting as the Company may reasonably request from time to time. In consideration for his consulting services and in recognition of the services, the Company has agreed to pay Mr. Errez a cash consulting fee equal to $10,000 per month, payable within five business days after the commencement of each calendar month during the term of the Consulting Agreement. With the prior written consent from the Company, the Company shall reimburse Mr. Errez for preapproved out-of-pocket travel expenses incurred by Mr. Errez on behalf of Company.

13. Related Party Transactions

PrivCo

The Company repurchased, in two separate repurchase transactions each consisting of 100,000 shares of common stock, an aggregate of 200,000 shares owned by PrivCo (an entity controlled by Messrs. Errez and Nisan). In October 2022, the Board unanimously ratified these two repurchase transactions between the Company and PrivCo. The Company repurchased 100,000 shares for a price per share of $55.90 (for total proceeds to PrivCo of $5,590,000) (the “First Repurchase”) and 100,000 shares for a price per share of $8.20 (for total proceeds to PrivCo of $820,000) (the “Second Repurchase”). The First Repurchase was based on the closing price of the common stock on November 24, 2021 and took place over a number of months starting in February 2022 and ending in October 2022. The Second Repurchase was based on the closing price of the common stock on July 29, 2022 and took place in October 2022. The purpose of each of these transactions was to allow the Company to issue shares to new shareholders without increasing the Company’s shares outstanding. As of December 31, 2024, and 2023, there were 11,733 and 100,525 shares available, respectively, of the 200,000 shares of common stock under the aforementioned transactions.

Family Relationships

The Company employs two of our CEO’s brothers, Dan and Liron Nusinovich, who are paid approximately $260,000 and $131,000 per year, respectively. There are no family relationships between any of other directors or executive officers and any other employees or directors or executive officers.

The Company did not pay any commissions to the related parties mentioned above for the years ended December 31, 2024, and 2023.